Share capital	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Share capital

11. Share capital

(a) Share capital

In April 2014, the Company announced the conversion of 79,464,195 Class B Shares into single-vote Class A Subordinate Voting Shares effective April 17, 2014. The Company no longer has any issued and outstanding Class B Shares that carry multiple voting privileges and no further Class B Shares are permitted to be issued by the Company. The Class A Subordinate Voting Shares have been re-designated as Common Shares.

The Company’s authorized share capital consists of an unlimited number of Common Shares and an unlimited number of Preferred Shares issuable in series.

Each holder of Common Shares is entitled to receive notice of and attend all meetings of the Company’s shareholders. Each Common Share entitles its holder to one vote, voting together as a single class, except as otherwise set forth in the Company’s articles of incorporation or prescribed by applicable laws.

The share capital activity was as follows:

	Stated amount	Shares outstanding
Common Shares
Balance, March 31, 2012	$458,585	41,981,110
Participant Equity Loan Plan	996	—
Stock-based compensation	557	115,015
Shares repurchased for cancellation	(5,435)	(574,954)

Balance, March 31, 2013	$454,703	41,521,171
Participant Equity Loan Plan	603	—
Shares issued under stock plans	1,168	651,104

Balance, March 31, 2014	$456,474	42,172,275
April 2014 share conversion	238,407	79,464,195
Participant Equity Loan Plan	234	—
Shares issued under stock plans	1,036	554,443

Balance, March 31, 2015	$696,151	122,190,913
Common Shares – Treasury Shares
Balance, March 31, 2012	$(593)	(218,300)
Participant Equity Loan Plan	(316)	(217,500)
Stock-based compensation	69	25,298

Balance, March 31, 2013	$(840)	(410,502)

Balance, March 31, 2014	$(840)	(410,502)

Balance, March 31, 2015	$(840)	(410,502)
Class B Shares
Balance, March 31, 2012	$238,407	79,464,195

Balance, March 31, 2013	$238,407	79,464,195

Balance, March 31, 2014	$238,407	79,464,195
April 2014 share conversion	(238,407)	(79,464,195)

Balance, March 31, 2015	$—	—

Total share capital	$695,311	121,780,411

(b) Participant Equity Loan Plan

In 2009, the Company implemented a Participant Equity Loan Plan (the “Plan”) under which the Company loaned funds to certain employees for the purpose of allowing them to purchase Class A Subordinate Voting Shares of the Company at fair value as determined by a third party valuation.

In 2010, the Plan was amended such that the 40% of shares with performance-based restrictions that did not become unrestricted as part of the Initial Public Offering (“IPO”) transaction would become unrestricted in two equal installments on each of the following two anniversary dates of the IPO. The impact of the Plan amendment was fully amortized at September 30, 2012.

In November 2012, the Plan was amended so that additional compensation was also provided to Plan participants for the purpose of loan repayments.

The compensatory benefit, as a result of these amendments, of the 541,975 Plan shares with outstanding loans was determined at the Plan amendment date using the Black-Scholes-Merton (“BSM”) option pricing model. In fiscal 2015, $0 (2014 – $0; 2013 – $339) was recognized as stock-based compensation related to plan activities with an offset to additional paid-in capital.

During fiscal 2013, 297,500 shares of employees who left the Company were repurchased by a subsidiary company. Stock-based compensation paid related to these repurchases amounted to $53.

(c) Share repurchase plan

On August 19, 2011, the Company’s Board of Directors approved a share repurchase plan and normal course issuer bid to purchase for cancellation up to 4,000,000 of the Company’s Class A Subordinate Voting Shares. The shares were purchased in the open market at prevailing market prices over a 12-month period between August 25, 2011 and August 24, 2012. In fiscal 2013, the Company repurchased for cancellation 494,954 Class A Subordinate Voting Shares at an average price of $1.51 per share for a total purchase price of $750, resulting in a reduction to stated capital of $5,435 and corresponding credit to additional paid-in capital of $4,685. During the share repurchase plan period, the Company repurchased for cancellation 2,822,440 Class A Subordinate Voting Shares at an average price of $3.72 per share for a total purchase price of $10,505. All the repurchased shares have been cancelled.

(d) Issuance of treasury shares

In fiscal 2013, 115,015 Class A Subordinate Voting Shares were issued at the current market price for settlement of vested RSUs, resulting in a net increase in share capital of $408 and a reduction in additional paid-in capital of $408.